TAXES ON INCOME - Disclosure of carry forward tax losses (Narrative) (Details) $ in Thousands	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)
TAXES ON INCOME
Deferred tax assets relating to carry forward tax losses as described above, and deductible temporary differences, are not included			$ 26,188			$ 23,938
Israel
TAXES ON INCOME
Carry forward losses for tax purposes		₪ 242,826,000	66,582		₪ 227,833,000	62,816
Europe
TAXES ON INCOME
Carry forward losses for tax purposes	€ 32,116,000		33,432	€ 29,387,000		32,503
U.S.
TAXES ON INCOME
Carry forward losses for tax purposes			$ 19,679			$ 15,337